Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

14. Leases

See Note 2(a) for details of significant changes to IFRS-IASB which have been applied effective January 1, 2019.

We have the right-of-use buildings under leases. We use these real estate leases for office purposes.

Judgments about lease terms are determinative of the measurement of right-of-use lease assets and their associated lease liabilities. Our judgment of lease terms for leased real estate includes periods covered by options to extend the lease terms, as we are reasonably certain to extend such leases.

Maturity analyses of lease liabilities are set out in Note 4(c) and Note 16(d); the period interest expense in respect thereof is set out in Note 6. The additions to, the depreciation charges for, and the carrying amount of, right-of-use lease assets are set out in Note 12. The payments are set out in Note 20(d).

We do not currently have any low-value or short-term leases, however, should they arise, we would not elect the practical expedient of excluding these leases from lease accounting.